Retirement Plans - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) Employee	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Matching contribution to 401(k) plan		$ 667,000	$ 394,000	$ 204,000
Employer matching contribution description		In conjunction with freezing the pension plan, as discussed below, the Company changed the matching contribution calculation from twenty-five percent of the first six percent of an employee's contribution to 100% of an employee's first three percent contributed and 50% of the next two percent contributed.
Pension plan eligibility age of employees		20 years 6 months
Pension plan eligibility service period of employees		6 months
Pension plan eligibility service hours of employees		1000 hours
Additional benefits under pension plan		$ 0
Effect of curtailment on projected benefit obligation		4,039,000
Accumulated other comprehensive loss		2,666,000
Interest expense		3,309,000	4,104,000	4,907,000
Unrecognized actuarial loss		4,049,000	3,777,000
Unrecognized actuarial net of tax		2,086,000	1,946,000
Accumulated benefit obligation for defined benefit pension plan		16,328,000	$ 16,953,000
Net periodic benefit cost over the next fiscal year		$ 332,000
Rate of compensation increase used to determine the benefit obligation		0.00%
Long-term rate of return on plan assets		7.00%	7.00%
Expected future employer contributions		$ 500,000
Employer contribution		700,000	$ 1,515,000
Fund status		(681,000)	(769,000)
Total distribution to participant		$ 1,340,000	1,471,000
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum retirement year for participants		10 years
Liability recorded for supplemental retirement plan		$ 1,775,000	1,498,000
Expenses recorded for supplemental retirement plan		299,000	398,000	$ 412,000
Total distribution to participant		$ 22,000	$ 11,000
Shortfall Agreements [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension shortfall expense	$ 380,000
Interest expense	$ 11,000
Number of individuals under plan | Employee	10